Schedule I Parent-only Financial Statements - Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statement of Income Captions [Line Items]
Net income	$ 5,237	$ 10,264	$ 12,972	$ 12,905	$ 24,088	$ 14,665	$ 9,308
Other comprehensive income (loss), net of tax:
Employee retirement plan adjustments, net of tax	48	78	105	157	1,002	(541)	(1,236)
Foreign currency translation adjustments	(592)	(35)	(463)	(848)	1,731	1,073	(1,607)
Total other comprehensive income (loss)	(544)	43	(949)	(691)	2,733	532	(2,843)
Comprehensive income	4,693	10,307	12,023	12,214	26,821	15,197	6,465
Parent Company
Condensed Statement of Income Captions [Line Items]
Net income					24,088	14,665	9,308
Other comprehensive income (loss), net of tax:
Employee retirement plan adjustments, net of tax					1,002	(541)	(1,236)
Foreign currency translation adjustments					1,731	1,073	(1,607)
Total other comprehensive income (loss)					2,733	532	(2,843)
Comprehensive income					$ 26,821	$ 15,197	$ 6,465